UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:  811-08683

STATE FUNDS

(Exact name of registrant as specified in charter)

5550 Painted Mirage Road, Suite 320

Las Vegas, Nevada 89149

(Address of principal executive offices) (Zip code)

New York Alaska ETF Management LLC

5550 Painted Mirage Road, Suite 320

Las Vegas, Nevada 89149

(Name and address of agent for service)

Registrant's telephone number, including area code:  (800) 523-8382

Date of fiscal year end:   December 31

Date of reporting period:  September 30, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments.

Enhanced Ultra Short Duration Mutual Fund

	Schedule of Investments
	September 30, 2017 (Unaudited)

Shares/Par Value		Value

REVERSE REPO - 25.70%
25,000	Capital Markets, LLC Reverse Repo - 001	25,000
1,000	Capital Markets Forward Derivative Excess Collateral - 001A	1,000
100,000	Capital Markets, LLC Reverse Repo US912796KR92 - 002	100,000
2,000	Capital Markets Forward Derivative Excess Collateral - 002A	2,000
410,000	Capital Markets, LLC Reverse Repo US912796KX60 - 003	410,000
14,000	Capital Markets Forward Derivative Excess Collateral - 003A	14,000
100,000	Capital Markets, LLC Reverse Repo US912796MD8 - 004	100,000
6,400	Capital Markets Forward Derivative Excess Collateral - 004A	6,400
250,000	Capital Markets, LLC Reverse Repo US912796MH92 - 005	250,000
10,000	Capital Markets Forward Derivative Excess Collateral - 005A	10,000
204,667	Capital Markets, LLC Reverse Repo - 006	204,667
9,551	Capital Markets Forward Derivative Excess Collateral - 006A	9,551
25,000	Capital Markets, LLC Reverse Repo US912796MH9 - 007	25,000
1,682	Capital Markets Forward Derivative Excess Collateral - 007A	1,682
1,000,000	Capital Markets, LLC Reverse Repo US912796MH9/912810RY6 - 008	1,000,000
40,000	Capital Markets Forward Derivative Excess Collateral - 008A	40,000
TOTAL FOR REVERSE REPO (Cost $2,199,300) - 25.70%		2,199,300

U.S. GOVERNMENT AGENCIES AND OBLIGATIONS - 74.96%
295,000	U.S. Treasury Bill 0.00%, 10/12/2017	294,925
1,303,000	U.S. Treasury Bill 0.00%, 11/09/2017	1,301,697
300,000	U.S. Treasury Bill 0.00%, 11/24/2017	299,569
4,402,000	U.S. Treasury Bill 0.00%, 12/21/2017	4,392,338
1,000	U.S. Treasury Bill 2.25%, 2/15/2027	993
16,000	U.S. Treasury Bill 3.00%, 05/15/2047	16,450
112,000	U.S. Treasury Bond 2.75%, 8/15/2047	109,489
TOTAL FOR U.S. GOVERNMENT AGENCIES AND OBLIGATIONS (Cost $6,417,184) - 74.96%		6,415,461

TOTAL INVESTMENTS (Cost $8,616,484) * - 100.66%		8,614,761

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.66%)		(56,282)

NET ASSETS - 100.00%		$ 8,558,479

* At September 30, 2017, the net unrealized deppreciation on investments, based on cost for federal income tax purposes of $8,616,484 amounted to $1,724, which consisted of aggregate gross unrealized appreciation of $707, and aggregate gross unrealized depreciation of $2,431.

NOTES TO FINANCIAL STATEMENTS

Enhanced Ultra Short Duration Mutual Fund
1. SECURITY TRANSACTIONS

At September 30, 2017, the net unrealized deppreciation on investments, based on cost for federal income tax purposes of $8,616,484 amounted to $1,724, which consisted of aggregate gross unrealized appreciation of $707, and aggregate gross unrealized depreciation of $2,431.

2. SECURITY VALUATION

The Trust’s Board of Trustees has adopted guidelines for valuing securities including in circumstances in which market quotes are not readily available and has delegated to the respective adviser the responsibility for determining fair value prices, subject to review by the Board of Trustees.

In accordance with the Trust’s good faith pricing guidelines, the respective adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value exists since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of an issue of securities being valued by the adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

Level 2. Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments including secured instruments whose value is derived from their collateralization, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3. Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the company's own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Forward Contracts	$84,633	$0	$0	$84,633
Reverse Repurchase Agreements	$0	$2,114,667	$0	$2,114,667
U.S. Government Obligations	$0	$6,415,461	$0	$6,415,461
	$84,633	$8,530,128	$0	$8,614,761

Item 2. Controls and Procedures.

      (a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

      (b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

STATE FUNDS

By:  /s/Ofer Abarbanel

     * Ofer Abarbanel

     Trustee, President and Chief Financial Officer

Date December 1, 2017

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:  /s/Ofer Abarbanel

     * Ofer Abarbanel

     Trustee, President and Chief Financial Officer

December 1, 2017

* Print the name and title of each signing officer under his or her signature.